Income Taxes - Income Tax Credit (Charged) Directly to Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Net changes in fair value of equity investments at fair value through other comprehensive income	₩ 41,999	₩ (71,600)	₩ (37,431)
Remeasurements of defined benefit plans	27,261	34,406	(16,971)
Others	(14,151)	19,933	(8,191)
Income taxes credited (charged) directly to equity	₩ 55,109	₩ (17,261)	₩ (62,593)